Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 01, 2012	Jan. 01, 2012	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Goodwill and Intangible Assets [Line Items]
Amortization expense, intangible assets			$ 23,598	$ 23,914	$ 24,037
Goodwill tax deductible amount		606,013	606,013	606,013
Goodwill, balance for a reporting unit	216	385
Goodwill impairment		385	0	385	0
Goodwill impairment, subsequently reclassed to discontinued operations	216		216	385	0
Estimated Future Amortization Expense [Abstract]
2013			23,323
2014			23,277
2015			23,243
2016			21,316
2017			20,242
Thereafter			72,292
Total			$ 183,693
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			4.4
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			16.7
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			13.8
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			17.2
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			10
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			15